Share Capital (Details Textual)			1 Months Ended				6 Months Ended	10 Months Ended	12 Months Ended
	Jul. 07, 2016 USD ($) $ / shares shares	Jul. 09, 2015 USD ($) $ / shares shares	Jul. 31, 2016 shares	Nov. 30, 2014 USD ($) $ / shares shares	Jul. 31, 2014	Apr. 30, 2013	Dec. 31, 2015 USD ($) $ / shares shares	Oct. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 ₪ / shares	Nov. 30, 2014 ₪ / shares
Share Capital (Textual)
Conversion of shares | shares			274,667	743,372
Ordinary shares, par value | ₪ / shares												₪ 0.01	₪ 0.01
Compensation expense									$ 52,389	$ 8,788	$ 382,595
Dividend yield						0.00%			0.00%	0.00%
Expected volatility						64.20%			75.80%	66.80%
Risk free rate						0.30%			1.61%	1.67%
Expected life in years									3 years 7 months 17 days	5 years
Ordinary shares, Description				The Company issued 6.423 ordinary shares for each one outstanding ordinary share held by each of its shareholders, after effecting the increase of its authorized shares by an additional 35,048,750 shares and the conversion of all Preferred Shares into ordinary shares. In the aggregate, the Company issued 9,389,231 ordinary bonus shares post conversion of its share capital for no consideration.
Warrants amount									$ 135,762	$ 139,680
Exercised for grant term									1 year 7 months 17 days
Stock option plan [Member]
Share Capital (Textual)
Compensation expense									$ 29,981
Dividend yield									0.00%	0.00%
Expected volatility									78.00%	78.00%
Risk free rate									1.34%	1.19%
Expected life in years									2 years 6 months	2 years 6 months
Vesting rights description									Options vest over a period of zero to three years from date of grant.
Exercised for grant term									7 years
Total number of shares available for grants | shares									386,923
Issuance date description									(i) an M&A Transaction, (ii) a qualified IPO (as defined in the agreement) or (iii) an equity financing by the Company resulting in aggregate gross proceeds of at least $6,000,000.
Warrants description					Warrant to purchase up to 120,000 ordinary shares at an exercise price of $0.92 per share (or lower if the price per share paid by the investors in the Private Placement is lower than $1.44).
Warrants liabilities amount							$ 61,200		$ 61,200	$ 61,200
Principal amount									100,000
Fair value amount							$ 43,568		$ 45,493	$ 43,568
Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares | shares			274,667
Preferred share capital to ordinary shares | shares				8,624,145
Warrants to ordinary shares ratio				1:1
Ordinary shares, par value | ₪ / shares														₪ 0.01
Compensation expense				$ 376,643
Dividend yield				0.00%				0.00%	0.00%	0.00%
Expected volatility								68.11%	79.30%	59.30%
Risk free rate								1.14%	147.00%	1.54%
Expected life in years								5 years	2 years 10 months 24 days	3 years 10 months 24 days
Deemed divided to ordinary shares											$ 1,800,000
Stock split				7.423-for-1 stock split
Ordinary shares, Description				The Company issued in November 2014, 743,372 units of one ordinary shares and one warrant to purchase an ordinary share.				Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.
Aggregate of sale of stock | shares	860,000			1,016,668
Sale of stock, Price per share | $ / shares				$ 1.50
Aggregate net proceeds of sale of stock	$ 645,000			$ 1,464,921				$ 561,000
Net of issuance costs				$ 60,080				9,709
Warrants amount								$ 183,260	$ 426,481	$ 439,607
Maximum investment amount	$ 900,000
Shares issued, Price per share | $ / shares	$ 0.75							$ 1.50
Purchase price of per share | $ / shares				$ 1.50
Issuance of shares | shares								374,001
Fair value amount									182,041
Amount paid by founders									$ 777
Issuance of Ordinary Shares [Member] | Maximum [Member]
Share Capital (Textual)
Expected volatility				64.20%
Risk free rate				2.10%
Expected life in years				8 years 6 months
Issuance of Ordinary Shares [Member] | Minimum [Member]
Share Capital (Textual)
Expected volatility				54.90%
Risk free rate				0.28%
Expected life in years				1 year 4 months 24 days
Issuance of Ordinary Shares [Member] | SEDA [Member]
Share Capital (Textual)
Ordinary shares, Description		Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.					Each unit includes one ordinary share and one warrant to purchase ordinary share at an exercise price of $1.50 per share.
Aggregate of sale of stock | shares							296,813
Aggregate net proceeds of sale of stock							$ 445,219
Net of issuance costs							$ 4,285			$ 4,285
Maximum investment amount		$ 3,000,000
Lowest daily volume of weighted average price percentage		95.00%
Shares issued, Price per share | $ / shares							$ 1.50			$ 1.50
Diligence fee		$ 15,000
Commitment fee		$ 150,000
Issuance of ordinary shares | shares		100,000
Issuance of purchase shares | shares		100,000
Purchase price of per share | $ / shares		$ 1.50
Issuance of shares | shares							100,000			100,000
Preferred A-1 [Member] | Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares | shares				8,624,145
Preferred A-2 [Member] | Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares | shares				8,624,145
Preferred B-1 [Member] | Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares | shares				8,624,145
Preferred B-2 [Member] | Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares | shares				8,624,145